Contingencies (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 11, 2020 USD ($)	Sep. 05, 2017 USD ($)	Dec. 09, 2016 MXN ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Tons	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jul. 23, 2015	Jul. 26, 2004
Contingencies (Details) [Line Items]
Obligated amount paid description												the court issued a judgment, whereby PS was obligated to pay USD$ 0.2 million, which has been paid.
Disposition of stack estimated tons (in Tons) | Tons					8,000
Attorney general transaction description											the Attorney General denied the extension requested by PS and demanded the immediate shipments of the RCRA stack to an authorized landfill. PS began transporting RCRA soil on July, 29, 2015, and completed removal of the RCRA stack by September 12, 2015 with a total of 3,000 metric tons.
Environmental liabilities					$ 2,500,000	$ 2,500,000	$ 2,500,000
Current and non-current portions of reserve amounted					$ 1,000,000	$ 1,000,000	$ 1,500,000
Equipment to work properly expenses		$ 5,000,000
Payments on several changes of dates				$ 450,000
Interest expense								$ 6,372,306	$ 4,178,517
Sale and use tax amount (in Pesos)			$ 2,452,028
Other interest (in Pesos)			$ 394,138
Received an appraisal amount	$ 1,631,827
Corrective Action Consent Agreement [Member]
Contingencies (Details) [Line Items]
Civil penalty										$ 138,000
International Court of Arbitration [Member]
Contingencies (Details) [Line Items]
Current and non-current portions of reserve amounted		$ 1,400,000
January 1, 2014 to September 30, 2018 [Member]
Contingencies (Details) [Line Items]
Received an appraisal interest amount	$ 339,885